Related Parties - Balances of Receivables and Payables with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Receivables	¥ 342,282	¥ 435,797
Payables	310,729	274,134
Affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	76,290	95,429
Payables	225,706	207,090
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	265,992	340,368
Payables	¥ 85,023	¥ 67,044